UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03489

THE WRIGHT MANAGED EQUITY TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Christopher A. Madden
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 – September 30, 2011

Item 1.  Schedule of Investments.

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of September 30, 2011 (Unaudited)

	Shares	Value
EQUITY INTERESTS - 96.2%

AUTOMOBILES & COMPONENTS - 0.4%
BorgWarner, Inc.(1)	1,960	$118,639

BANKS - 4.9%
Commerce Bancshares, Inc.	8,264	$287,174
East West Bancorp, Inc.	32,320	481,891
Fulton Financial Corp.	78,130	597,695
		$1,366,760

CAPITAL GOODS - 9.8%
BE Aerospace, Inc.(1)	12,520	$414,537
Hubbell, Inc. - Class B	5,590	276,929
KBR, Inc.	29,550	698,266
Pentair, Inc.	5,680	181,817
Regal-Beloit Corp.	4,185	189,915
SPX Corp.	1,275	57,770
Thomas & Betts Corp.(1)	11,355	453,178
Timken Co.	4,895	160,654
URS Corp.(1)	9,545	283,105
		$2,716,171

CONSUMER SERVICES - 4.0%
Brinker International, Inc.	19,830	$414,844
Cheesecake Factory, Inc. (The)(1)	9,490	233,929
ITT Educational Services, Inc.(1)	4,250	244,715
Service Corp. International	18,415	168,681
Sotheby's	2,130	58,724
		$1,120,893

DIVERSIFIED FINANCIALS - 1.2%
Affiliated Managers Group, Inc.(1)	2,505	$195,515
Raymond James Financial, Inc.	5,750	149,270
		$344,785

ENERGY - 5.1%
Arch Coal, Inc.	26,440	$385,495
HollyFrontier Corp.	17,794	466,559
Oceaneering International, Inc.	7,625	269,467
Southern Union Co.	5,680	230,438
Superior Energy Services, Inc.(1)	2,945	77,277
		$1,429,236

FOOD, BEVERAGE & TOBACCO - 3.2%
Corn Products International, Inc.	18,425	$722,997
Ralcorp Holdings, Inc.(1)	2,230	171,063
		$894,060

HEALTH CARE EQUIPMENT & SERVICES - 6.9%
Kinetic Concepts, Inc.(1)	7,345	$483,962
LifePoint Hospitals, Inc.(1)	9,695	355,225
Lincare Holdings, Inc.	20,060	451,350
Mednax, Inc.(1)	2,835	177,584
Omnicare, Inc.	6,425	163,388
Owens & Minor, Inc.	5,875	167,320
WellCare Health Plans, Inc.(1)	3,100	117,738
		$1,916,567

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
Energizer Holdings, Inc.(1)	3,485	$231,543

INSURANCE - 5.8%
American Financial Group, Inc.	8,365	$259,900
Everest Re Group, Ltd.	1,665	132,168
HCC Insurance Holdings, Inc.	12,500	338,125
Reinsurance Group of America, Inc.	5,390	247,670
StanCorp Financial Group, Inc.	6,315	174,105
WR Berkley Corp.	15,222	451,941
		$1,603,909

MATERIALS - 4.5%
Albemarle Corp.	2,760	$111,504
Ashland, Inc.	7,610	335,905
Cytec Industries, Inc.	2,790	98,041
Packaging Corp. of America	4,015	93,550
Reliance Steel & Aluminum Co.	2,450	83,325
Rock-Tenn Co., Class A	5,480	266,766
Valspar Corp.	8,230	256,858
		$1,245,949

PHARMACEUTICALS & BIOTECHNOLOGY - 5.2%
Endo Pharmaceuticals Holdings, Inc.(1)	24,975	$699,050
Medicis Pharmaceutical Corp. - Class A	14,225	518,928
Perrigo Co.	2,245	218,012
		$1,435,990

REAL ESTATE - 5.9%
Hospitality Properties Trust (REIT)	17,700	$375,771
Jones Lang LaSalle, Inc.	8,360	433,132
Rayonier, Inc. (REIT)	22,732	836,310
		$1,645,213

RETAILING - 11.9%
Advance Auto Parts, Inc.	12,090	$702,429
Ascena Retail Group, Inc.(1)	4,110	111,258
Dick's Sporting Goods, Inc.(1)	2,885	96,532
Dollar Tree, Inc.(1)	6,357	477,474
Foot Locker, Inc.	7,600	152,684
Guess?, Inc.	3,130	89,174
PetSmart, Inc.	4,015	171,240
PVH Corp.	6,420	373,901
Rent-A-Center, Inc.	9,230	253,363
Ross Stores, Inc.	10,480	824,671
Williams-Sonoma, Inc.	2,350	72,357
		$3,325,083

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.1%
Atmel Corp.(1)	23,020	$185,771
Fairchild Semiconductor International, Inc.(1)	19,985	215,838
Lam Research Corp.(1)	16,255	617,365
RF Micro Devices, Inc.(1)	51,965	329,458
Skyworks Solutions, Inc.(1)	3,425	61,445
		$1,409,877

SOFTWARE & SERVICES - 4.4%
Alliance Data Systems Corp.(1)	7,925	$734,647
Synopsys, Inc.(1)	3,330	81,119
ValueClick, Inc.(1)	27,120	421,987
		$1,237,753

TECHNOLOGY HARDWARE & EQUIPMENT - 8.1%
Arrow Electronics, Inc.(1)	9,370	$260,299
Avnet, Inc.(1)	17,700	461,616
DST Systems, Inc.	5,365	235,148
Ingram Micro, Inc. - Class A(1)	15,270	246,305
Jack Henry & Associates, Inc.	8,930	258,791
MICROS Systems, Inc.(1)	3,475	152,587
QLogic Corp.(1)	10,835	137,388
Tech Data Corp.(1)	3,915	169,245
Vishay Intertechnology, Inc.(1)	41,455	346,564
		$2,267,943

TRANSPORTATION - 1.4%
Kansas City Southern(1)	7,935	$396,433

UTILITIES - 7.6%
DPL, Inc.	44,415	$1,338,668
NV Energy, Inc.	7,650	112,532
Oneok, Inc.	5,385	355,625
UGI Corp.	11,980	314,715
		$2,121,540

TOTAL EQUITY INTERESTS - 96.2%
(identified cost, $27,936,070)		$26,828,344

SHORT-TERM INVESTMENTS - 3.7%
Fidelity Government Money Market Fund, 0.01% (2)	1,038,844	$1,038,844

TOTAL SHORT-TERM INVESTMENTS - 3.7%
(identified cost, $1,038,844)		$1,038,844

TOTAL INVESTMENTS — 99.9%
(identified cost, $28,974,914)*		$27,867,188

OTHER ASSETS, IN EXCESS OF
LIABILITIES — 0.1%		23,612

NET ASSETS — 100.0%		$27,890,800

REIT     Real Estate Investment Trust
(1)	Non-income producing security.
(2)	Variable rate security. Rate presented is as of September 30, 2011.

*Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,176,163
Gross Unrealized Depreciation	(3,283,889)
Net Unrealized Depreciation	$(1,107,726)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011.

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Equity Interests	$26,828,344	$-	$-	$26,828,344
Short-Term Investments	-	1,038,844	-	1,038,844
Total Investments At Value	$26,828,344	$1,038,844	$-	$27,867,188

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Major Blue Chip Equities Fund (WMBC)
Portfolio of Investments – As of September 30, 2011 (Unaudited)

	Shares	Value
EQUITY INTERESTS - 100.0%

CAPITAL GOODS - 11.2%
Cummins, Inc.	5,280	$431,165
Fluor Corp.	7,355	342,375
General Dynamics Corp.	9,185	522,535
Precision Castparts Corp.	3,280	509,909
		$1,805,984

CONSUMER DURABLES & APPAREL - 6.2%
Garmin, Ltd.	11,755	$373,456
NIKE, Inc. - Class B	1,515	129,548
Ralph Lauren Corp.	3,920	508,424
		$1,011,428

CONSUMER SERVICES - 0.7%
WMS Industries, Inc.(1)	6,275	$110,377

DIVERSIFIED FINANCIALS - 3.9%
CME Group, Inc.	2,165	$533,456
IntercontinentalExchange, Inc.(1)	780	92,243
		$625,699

ENERGY - 14.0%
Atwood Oceanics, Inc.(1)	11,885	$408,368
Cameron International Corp.(1)	1,955	81,211
Diamond Offshore Drilling, Inc.	1,390	76,089
Helmerich & Payne, Inc.	8,940	362,964
Murphy Oil Corp.	10,345	456,835
National Oilwell Varco, Inc.	7,945	406,943
Noble Corp.(1)	16,375	480,606
		$2,273,016

FOOD & STAPLES RETAILING - 3.0%
Walgreen Co.	14,865	$488,910

FOOD, BEVERAGE & TOBACCO - 1.6%
Coca-Cola Co. (The)	3,910	$264,160

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
Amsurg Corp.(1)	3,085	$69,412
Becton Dickinson and Co.	575	42,159
Humana, Inc.	4,300	312,739
Stryker Corp.	7,805	367,850
		$792,160

INDUSTRIAL - 0.9%
FLIR Systems, Inc.	2,895	$72,520
Joy Global, Inc.	1,060	66,123
		$138,643

INSURANCE - 11.5%
Aflac, Inc.	15,005	$524,425
Arch Capital Group, Ltd.(1)	15,960	521,493
PartnerRe, Ltd.	7,875	411,626
RenaissanceRe Holdings, Ltd.	6,265	399,707
		$1,857,251

MATERIALS - 2.3%
Freeport-McMoRan Copper & Gold, Inc.	9,240	$281,358
Monsanto Co.	1,460	87,658
		$369,016

PHARMACEUTICALS & BIOTECHNOLOGY - 12.1%
Amgen, Inc.	11,495	$631,650
Endo Pharmaceuticals Holdings, Inc.(1)	13,465	376,885
Forest Laboratories, Inc.(1)	4,730	145,637
Johnson & Johnson	12,660	806,569
		$1,960,741

RETAILING - 4.3%
Bed Bath & Beyond, Inc.(1)	1,715	$98,287
Best Buy Co., Inc.	22,015	512,949
Tiffany & Co.	1,290	78,458
		$689,694

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
Intel Corp.	9,410	$200,715

SOFTWARE & SERVICES - 10.6%
Akamai Technologies, Inc.(1)	2,895	$57,553
Google, Inc. - Class A(1)	1,150	591,537
Microsoft Corp.	31,660	788,017
Oracle Corp.	9,865	283,520
		$1,720,627

TECHNOLOGY HARDWARE & EQUIPMENT - 8.5%
Cisco Systems, Inc.	39,975	$619,213
Cognizant Technology Solutions Corp., Class A(1)	1,285	80,569
Dolby Laboratories, Inc., Class A(1)	1,970	54,057
First Solar, Inc.(1)	800	50,568
Intuit, Inc.(1)	2,095	99,387
Western Digital Corp.(1)	18,605	478,520
		$1,382,314

TRANSPORTATION - 3.1%
Kirby Corp.(1)	9,690	$510,082

TOTAL EQUITY INTERESTS - 100.0%
(identified cost, $19,243,629)		$16,200,817

TOTAL INVESTMENTS — 100.0%
(identified cost, $19,243,629)*		$16,200,817

LIABILITIES, IN EXCESS OF OTHER
ASSETS — (0.1)%		(7,656)

NET ASSETS — 100.0%		$16,193,161

(1)    Non-income producing security.

*Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$327,229
Gross Unrealized Depreciation	(3,370,041)
Net Unrealized Depreciation	$(3,042,812)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011.

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Equity Interests	$16,200,817	$-	$-	$16,200,817
Total Investments	$16,200,817	$-	$-	$16,200,817

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of September 30, 2011 (Unaudited)

	Shares	Value
EQUITY INTERESTS - 97.8%

AUSTRALIA - 4.3%
Australia & New Zealand Banking Group, Ltd.	8,075	$153,195
Commonwealth Bank of Australia	11,044	488,919
Rio Tinto, Ltd.	11,888	714,034
Westpac Banking Corp.	6,826	134,939
		$1,491,087

BELGIUM - 1.5%
Delhaize Group SA	8,682	$511,492

BRAZIL - 0.6%
Cia de Bebidas das Americas, ADR	6,877	$210,780

CANADA - 7.5%
Agrium, Inc.	3,734	$249,937
Bank of Nova Scotia	6,987	353,490
Canadian National Railway Co.	3,403	228,695
Canadian Natural Resources, Ltd.	5,741	168,039
CGI Group, Inc. - Class A(1)	18,762	354,876
First Quantum Minerals, Ltd.	7,440	99,600
Nexen, Inc.	8,845	137,009
Teck Resources, Ltd. - Class B	6,916	205,214
Toronto-Dominion Bank (The)	11,300	808,855
		$2,605,715

CHINA - 3.7%
Baidu, Inc., ADR(1)	4,507	$481,843
China Petroleum & Chemical Corp., ADR	2,177	208,557
China Railway Construction Corp., Ltd. - Class H	274,000	116,502
CNOOC, Ltd., ADR	1,043	167,193
ENN Energy Holdings, Ltd.	66,000	216,192
Xinyi Glass Holdings, Ltd.	232,000	98,048
		$1,288,335

DENMARK - 1.2%
Carlsberg A/S - Class B	6,970	$415,729

FINLAND - 1.1%
Sampo OYJ - Class A	4,249	$107,918
Wartsila OYJ	11,582	278,313
		$386,231

FRANCE - 9.4%
Alstom SA	2,831	$94,484
BNP Paribas SA	12,847	517,966
Bouygues SA	5,227	174,871
Cie Generale des Etablissements Michelin - Class B	5,123	310,752
France Telecom SA	8,074	133,245
PPR	1,511	197,500
Sanofi	12,211	808,526
Schneider Electric SA	3,964	215,771
Societe Generale SA	8,909	239,064
Technip SA	1,411	114,592
Total SA	9,789	436,505
		$3,243,276

GERMANY - 7.1%
Adidas AG	3,166	$195,442
Allianz SE	1,552	147,553
BASF SE	14,978	923,009
Bayer AG	4,543	252,652
Henkel AG & Co. KGaA (Preferred Stock), 0.72%	2,582	138,224
Infineon Technologies AG	27,761	206,981
Muenchener Rueckversicherungs AG - Class R	2,198	275,442
Siemens AG	1,821	165,994
Volkswagen AG	1,254	157,565
		$2,462,862

HONG KONG - 3.7%
Cheung Kong Holdings, Ltd.	47,000	$516,805
Guangdong Investment, Ltd.	392,000	245,228
Techtronic Industries Co.	88,000	59,799
Yue Yuen Industrial Holdings, Ltd.	182,000	473,426
		$1,295,258

ISRAEL - 0.8%
Teva Pharmaceutical Industries, Ltd., ADR	7,231	$269,138

ITALY - 2.9%
Enel SpA	113,471	$505,755
ENI SpA (Azioni Ordinarie)	29,043	515,144
		$1,020,899

JAPAN - 16.0%
Brother Industries, Ltd.	13,800	$164,175
Daito Trust Construction Co., Ltd.	4,600	426,103
Honda Motor Co., Ltd.	17,500	521,958
ITOCHU Corp.	65,000	630,773
Marubeni Corp.	32,000	182,252
Mitsubishi Corp.	27,700	572,112
Mitsui & Co., Ltd.	33,200	488,438
Nippon Electric Glass Co., Ltd.	33,000	304,826
Nippon Telegraph & Telephone Corp.	7,900	382,291
Nippon Yusen KK	68,000	186,144
ORIX Corp.	1,390	110,724
Sumitomo Corp.	69,000	865,633
USS Co., Ltd.	1,730	148,132
Yamada Denki Co., Ltd.	7,870	556,455
		$5,540,016

NETHERLANDS - 2.5%
Aegon NV	26,737	$109,915
Fugro NV	4,998	255,156
Koninklijke Vopak NV	10,743	519,116
		$884,187

NORWAY - 1.7%
Telenor ASA	31,526	$490,261
Yara International ASA	2,442	94,669
		$584,930

PORTUGAL - 0.8%
Portugal Telecom SGPS SA	36,586	$269,981

SINGAPORE - 1.2%
Jardine Cycle & Carriage, Ltd.	9,000	$289,940
Oversea-Chinese Banking Corp., Ltd.	20,000	124,779
		$414,719

SPAIN - 2.7%
Banco Santander SA	38,161	$318,673
Repsol YPF SA	6,404	171,673
Telefonica SA	22,954	444,252
		$934,598

SWEDEN - 2.8%
Getinge AB - Class B	11,568	$254,159
Skanska AB, Class B	7,785	108,701
Svenska Handelsbanken AB - Class A	16,173	414,674
Tele2 AB - Class B	9,775	179,611
		$957,145

SWITZERLAND - 8.7%
Nestle SA	30,157	$1,663,399
Novartis AG	7,535	421,423
Swatch Group AG (The)	1,647	548,154
Zurich Financial Services AG (Inhaberktie)(1)	1,848	388,603
		$3,021,579

UNITED KINGDOM - 17.6%
Anglo American PLC	5,099	$177,054
AstraZeneca PLC	24,285	1,084,998
Aviva PLC	71,685	341,043
Barclays PLC (Ordinary)	88,324	222,003
BG Group PLC	19,800	382,934
BHP Billiton PLC	17,261	467,334
BP PLC	89,408	541,102
Centrica PLC	64,977	301,335
Ensco PLC, ADR	4,131	167,016
Eurasian Natural Resources Corp. PLC	38,798	348,434
Legal & General Group PLC	388,268	584,581
Rio Tinto PLC	2,449	110,198
Royal Dutch Shell PLC - Class B	11,923	373,702
Standard Chartered PLC	5,658	113,437
Vodafone Group PLC	230,174	596,114
WPP PLC	13,107	122,713
Xstrata PLC	12,979	165,955
		$6,099,953

TOTAL EQUITY INTERESTS - 97.8%
(identified cost, $35,828,057)		$33,907,910

SHORT-TERM INVESTMENTS - 1.5%
Fidelity Government Money Market Fund, 0.01% (2)	527,518	$527,518

TOTAL SHORT-TERM INVESTMENTS - 1.5%
(identified cost, $527,518)		$527,518

TOTAL INVESTMENTS — 99.3%
(identified cost, $36,355,575)*		$34,435,428

OTHER ASSETS, IN EXCESS OF
LIABILITIES — 0.7%		253,396

NET ASSETS — 100.0%		$34,688,824

ADR      American Depository Receipt
PLC        Public Limited Company
(1)	Non-income producing security.
(2)	Variable rate security. Rate presented is as of September 30, 2011.

*Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,100,218
Gross Unrealized Depreciation	(5,020,365)
Net Unrealized Depreciation	$(1,920,147)

Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011.

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Equity Interests	$33,907,910	$-	$-	$33,907,910
Short-Term Investments	-	527,518	-	527,518
Total Investments	$33,907,910	$527,518	$-	$34,435,428

The Level 1 inputs displayed in this table under Equity Interests are Common Stock and Preferred Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Fund, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	October 20, 2011

By:	/s/ Michael J. McKeen
Michael J. McKeen
Treasurer

Date:	October 20, 2011